SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, NY  10017

November 15, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	BlackRock Funds II (Registration
Statement File Nos. 333-142592 and 811-22061)

Ladies and Gentlemen:

We hereby submit for filing by direct electronic transmission by BlackRock Funds II (the “Fund”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A.

The purpose of this filing is to amend the Fund’s Registration Statement to add (i) Investor A and C, Institutional and BlackRock Share classes of the new Emerging Market Debt Portfolio; (ii) Investor A and C and Institutional Share classes of the new Strategic Income Portfolio and (iii) Investor A and C and Institutional Share classes of the new Income and Income Builder Portfolios.  This filing includes 7 prospectuses and two statements of additional information.

Any questions or communications concerning the enclosed materials should be directed to David Wohl of this firm at (212) 455-7937.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:	John Ganley (Securities and Exchange Commission)
Brian P. Kindelan (BlackRock Advisors, LLC)